Cash and cash equivalents and restricted cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 24,423	$ 26,879
Securitization VIE
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 2,937	$ 4,108